Unaudited Condensed Consolidated Interim Statements of Changes in Equity kr in Thousands, $ in Thousands	Share capital USD ($)	Share capital DKK (kr)	Share premium USD ($)	Foreign currency translation reserve USD ($)	Accumulated deficit USD ($)	USD ($)
Equity at Dec. 31, 2019	$ 2,481		$ 22,862	$ (169)	$ (15,812)	$ 9,362
Net loss for the period					(3,099)	(3,099)
Other comprehensive income				(180)		(180)
Share-based compensation					680	680
Equity at Mar. 31, 2020	2,481		22,862	(349)	(18,231)	6,763
Equity at Dec. 31, 2019	2,481		22,862	(169)	(15,812)	9,362
Net loss for the period						(6,739)
Equity at Jun. 30, 2020	2,481		22,862	(250)	(21,376)	3,717
Equity at Mar. 31, 2020	2,481		22,862	(349)	(18,231)	6,763
Net loss for the period					(3,640)	(3,640)
Other comprehensive income				99		99
Share-based compensation					495	495
Equity at Jun. 30, 2020	2,481		22,862	(250)	(21,376)	3,717
Equity at Dec. 31, 2020	2,648	kr 16,198	31,443	226	(27,279)	7,038
Net loss for the period					(4,093)	(4,093)
Other comprehensive income				(729)		(729)
Tax effects on other comprehensive income				(6)		(6)
Share-based compensation					294	294
Issuance of shares for cash	484		29,516			30,000
Transaction costs			(4,705)			(4,705)
Equity at Mar. 31, 2021	3,132		56,254	(509)	(31,078)	27,799
Equity at Dec. 31, 2020	2,648	16,198	31,443	226	(27,279)	7,038
Net loss for the period						(10,912)
Equity at Jun. 30, 2021	3,132	19,198	56,254	(86)	(37,471)	21,829
Equity at Mar. 31, 2021	3,132		56,254	(509)	(31,078)	27,799
Net loss for the period					(6,819)	(6,819)
Other comprehensive income				417		417
Tax effects on other comprehensive income				6		6
Share-based compensation					426	426
Equity at Jun. 30, 2021	$ 3,132	kr 19,198	$ 56,254	$ (86)	$ (37,471)	$ 21,829